RELATED PARTY TRANSACTIONS - Compensation of key management personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Salaries and short-term benefits	$ 2.7	$ 3.2	$ 5.6
Share-based compensation	0.5	(1.3)	1.2
Termination and other long-term benefits	0.6	0.9	0.3
Total compensation	$ 3.8	$ 2.8	$ 7.1